Share Capital Narrative (Details) - Buyback Program - USD ($)		9 Months Ended	24 Months Ended
	Oct. 03, 2016	Sep. 30, 2018	Sep. 30, 2018
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, authorized amount	$ 400,000,000
Stock repurchased (in shares)		485,143	3,503,557
Stock repurchased		$ 57,000,000	$ 300,100,000
Maximum
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, authorized percentage	10.00%